Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,849,232	$ 5,169,539
Less: accumulated amortization	(3,053,998)	(2,318,686)
Intangible assets, net	1,795,234	2,850,853
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	543,137	508,961
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,306,095	$ 4,660,578